POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - RECONCILIATION OF BENEFIT OBLIGATIONS AND PLAN ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
CHANGE IN PLAN ASSETS
Entity Current Reporting Status		Yes
Pension Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	[1],[2]	$ 17,053		$ 14,514
Service cost		317	[2]	298	[2]	$ 300
Interest cost		545	[2]	590	[2]	560
Participants' contributions	[2]	19		20
Amendments	[2]	17		4
Defined Benefit Plan, Actuarial Gain (Loss)	[2]	524		1,365
Acquisitions (divestitures)	[2]	7		0
Special termination benefits	[2]	11		5
Currency translation and other	[2]	(1,908)		797
Benefit payments	[2]	(634)		(540)
BENEFIT OBLIGATION AT END OF YEAR	[1],[2]	15,951		17,053		14,514
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	[2]	11,098		8,561
Actual return on plan assets	[2]	1,016		964
Employer contributions	[2]	262		1,549
Participants' contributions	[2]	19		20
Currency translation and other	[2]	(1,156)		544
ESOP debt impacts	[2],[3]	0		0
Benefit payments	[2]	(634)		(540)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	[2]	10,605		11,098		8,561
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation	[2]	336		362
FUNDED STATUS	[2]	(5,010)		(5,593)
Other Retiree Benefits
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year	[1],[4]	5,505		5,289
Service cost		156	[4]	149	[4]	190
Interest cost		240	[4]	256	[4]	260
Participants' contributions	[4]	71		72
Amendments	[4]	(325)		(5)
Defined Benefit Plan, Actuarial Gain (Loss)	[4]	(399)		(46)
Acquisitions (divestitures)	[4]	0		0
Special termination benefits	[4]	23		9
Currency translation and other	[4]	(134)		20
Benefit payments	[4]	(233)		(239)
BENEFIT OBLIGATION AT END OF YEAR	[1],[4]	4,904		5,505		5,289
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	[4]	3,574		3,553
Actual return on plan assets	[4]	10		124
Employer contributions	[4]	18		31
Participants' contributions	[4]	71		72
Currency translation and other	[4]	(6)		0
ESOP debt impacts	[3],[4]	36		33
Benefit payments	[4]	(233)		(239)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	[4]	3,470		3,574		$ 3,553
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation	[4]	0		0
FUNDED STATUS	[4]	$ (1,434)		$ (1,931)

[1]	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.
[2]	Primarily non-U.S.-based defined benefit retirement plans.
[3]	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.
[4]	Primarily U.S.-based other postretirement benefit plans.